Lease - Supplemental Information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Lease
Operating lease ROU assets	¥ 105,938	$ 16,236	¥ 159,321
Operating lease liabilities-current	40,204	6,162	38,608
Operating lease liabilities-non-current	70,427	$ 10,792	113,782
Total operating lease liabilities	¥ 110,631		¥ 152,390
Weighted average remaining lease term	2 years 10 months 28 days	2 years 10 months 28 days	3 years 9 months 21 days
Weighted average discount rate	11.50%	11.50%	11.60%
Short term lease commitment	¥ 767